Fees Summary	Oct. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 268,312,500.00
Total Fee Amount	23,343.19
Total Offset Amount	0.00
Net Fee	$ 23,343.19
Offering Table N/A
Offset Table N/A	N/A